Shareholder Report, Average Annual Return (Details) 207777_ClearBridge Large Cap Growth Select ETF _Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	106 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
ClearBridge Large Cap Growth Select ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearBridge Large Cap Growth Select ETF (NAV)
Average Annual Return, Percent	8.14%	9.18%	14.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.28%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.81%	12.76%	16.77%